Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Research and development expenses	$ 1,086	$ 738	$ 2,778	$ 1,907
General and administrative expenses	1,009	1,273	2,690	2,727
Total operating expenses	2,095	2,011	5,468	4,634
Financial income, net	(203)	(97)	(503)	(326)
Impairment of Associate			526
Net loss	$ 1,892	$ 1,914	$ 5,491	$ 4,308
Basic net loss per share	$ 0.33	$ 2.31	$ 1.47	$ 6.11
Diluted net loss per share	$ 0.33	$ 2.31	$ 1.47	$ 6.11
Weighted-average number of shares outstanding used in computing basic net loss per share	5,460,476	829,500	3,743,362	705,427
Weighted-average number of shares outstanding used in computing diluted net loss per share	5,460,476	829,500	3,743,362	705,427